FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES

The following table presents assets and liabilities that were measured at fair value in the Consolidated Balance Sheets on a recurring basis as of December 31, 2024:

	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	As of December 31, 2024
Liabilities
Warrant liability- Term Loan	$3,883	$3,883	$-	$3,883	$-
Warrant liability- June Public Offering	1,250	1,250	-	1,250	-
Total liabilities	$5,133	$5,133	$-	$5,133	$-

Due to Black Scholes calculation being utilized on all fair value measurement of warrant liabilities as of December 31, 2024, the fair value warrant liabilities were transferred from Level 3 to Level 2. This is due to the observable inputs (such as the Company’s stock price and comparable company volatility calculations) included in the Black Scholes calculation, which makes the fair value measurement of the warrant liabilities more closely aligned with Level 2.

The following table presents assets and liabilities that were measured at fair value in the Consolidated Balance Sheets on a recurring basis as of December 31, 2023:

	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	As of December 31, 2023
Liabilities
Warrant liability- Term Loan	$1,014	$1,014	$-	$-	$1,014
Warrant liability- June Public Offering	3,434	3,434	-	-	3,434
Warrant liability- Private placement warrants	15	15	-	15	-
Total liabilities	$4,463	$4,463	$-	$15	$4,448

Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
SCHEDULE OF FAIR VALUE ON RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS

The changes for Level 3 items measured at fair value on recurring basis using significant unobservable inputs are as follows:

	Warrant Liability – Term Loan	Warrant liability- June Public Offering
Fair value as of January 1, 2024	$1,014	$3,434
Warrants Issued	7,353	-
Change in fair value, gain included in net loss(1)	(4,484)	(2,184)
Transfers from Level 3 to Level 2(2)	(3,883)	(1,250)
Fair value as of December 31, 2024	$-	$-

	Warrant Liability – Term Loan	Warrant liability- June Public Offering
Fair value as of January 1, 2023	$30,841	$-
Warrants Issued	698	13,762
Warrant exercises	(11,284)	(617)
Change in fair value, gain included in net loss(1)	(19,241)	(9,711)
Fair value as of December 31, 2023	$1,014	$3,434

(1)	Changes in fair value of warrant liabilities are disclosed separately in the Consolidated Statements of Operations.
(2)	Transfers of warrant liability fair market value reclassified from Level 3 to Level 2 due to utilizing Black Scholes calculation for fair value measurement across all warrant liabilities, which includes observable inputs (such as company stock price and comparable company volatility calculations) and more closely aligns with Level 2.